Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Cash And Cash Equivalents And Restricted Cash Abstract
Cash held in banks	$ 2,133	$ 1,199
Bank deposits in U.S.$ (annual average interest rates 3.02% and 0.1%)	18,018	10,003
Total cash and cash equivalents	20,151	11,202
Cash held with respect to CVR Agreement	113	113
Restricted cash – noncurrent – Other assets	286	321
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 20,550	$ 11,636	$ 13,583	$ 7,012